Principal Accounting Policies adoption of ASC 606 on our consolidated balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts receivable	¥ 286,627	$ 44,054	¥ 235,673
Total current assets	5,089,303	782,212	7,521,154
Total assets	6,657,805	1,023,287	9,171,654
Accounts payable	852,500	131,027	1,022,704
Advances from customers	1,210,615	186,068	1,806,493
Total current liabilities	2,921,296	448,996	4,526,999
Total liabilities	2,963,777	455,525	4,581,927
Accumulated deficit	(5,505,897)	(846,241)	(4,738,593)	¥ (2,331,399)
Total Tuniu Corporation shareholders’ equity	3,595,111	552,559	4,498,857
Noncontrolling interests	2,198	338	798
Total equity	3,597,309	552,897	4,499,655	¥ 3,334,747	¥ 1,408,723
Total liabilities, redeemable noncontrolling interests and equity	¥ 6,657,805	$ 1,023,287	9,171,654
Scenario, Previously Reported [Member]
Accounts receivable			220,336
Total current assets			7,505,817
Total assets			9,156,317
Accounts payable			879,383
Advances from customers			1,951,764
Total current liabilities			4,528,949
Total liabilities			4,583,877
Accumulated deficit			(4,755,514)
Total Tuniu Corporation shareholders’ equity			4,481,936
Noncontrolling interests			432
Total equity			4,482,368
Total liabilities, redeemable noncontrolling interests and equity			9,156,317
Restatement Adjustment [Member]
Accounts receivable			15,337
Total current assets			15,337
Total assets			15,337
Accounts payable			143,321
Advances from customers			(145,271)
Total current liabilities			(1,950)
Total liabilities			(1,950)
Accumulated deficit			16,921
Total Tuniu Corporation shareholders’ equity			16,921
Noncontrolling interests			366
Total equity			17,287
Total liabilities, redeemable noncontrolling interests and equity			¥ 15,337